Schedule of maturities lease payments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Lease Obligation
2025		$ 81
2026		60
Total future lease payment		141
Amount representing interest		(6)
Present value of operating lease liabilities	$ 99	135	$ 49
Less: current portion	(56)	(76)	(49)
Non-current portion	$ 43	$ 59